UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Pacific Edge Investment Management, LLC
Address:    490 S. California Avenue, Suite 310
            Palo Alto, CA  94306

Form 13F File Number:   28-10143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:  Pacific Edge Investment Management, LLC
Name: Karen Payne
Title:      Manager
Phone:      (650) 325-3343

Signature, Place and Date of Signing:

      Karen Payne             Palo Alto, CA                 May 14, 2009

Report Type (Check only one.):

 X    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
---
      manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         12

Form 13F Information Table Value Total:         13,207 (x 1000)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



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

NAME OF ISSUER           TITLE OF                  VALUE               SH/   PUT/  INV.    OTHER
                         CLASS        CUSIP        X1000    SHARES     PRN   CALL  DISC.   MGR          VOTING AUTH
                                                                                                    SOLE      SHR    NONE
ART TECHNOLOGY GROUP INC NASDAQ OTC   04289L107        1225     480500 SH          Sole              480500
                         ISSUES
ARUBA NETWORKS INC       NASDAQ OTC   043176106        1480     471225 SH          Sole              471225
                         ISSUES
DOT HILL SYS CORP        COMMON       25848T109         311     536311 SH          Sole              536311
MAGMA DESIGN AUTOMATION  NASDAQ OTC   559181102          94     125055 SH          Sole              125055
INC                      ISSUES
MELLANOX TECHNOLOGIES    COMMON       M51363113         102      12200 SH          Sole               12200
LTD
OCCAM NETWORKS INC       NASDAQ OTC   67457P309        1773     674005 SH          Sole              674005
                         ISSUES
SUPPORTSOFT INC          NASDAQ OTC   868587106        2343    1220351 SH          Sole             1220351
                         ISSUES
SYCAMORE NETWORKS INC    NASDAQ OTC   871206108        1990     745320 SH          Sole              745320
                         ISSUES
SYMMETRICOM INC          NASDAQ OTC   871543104         272      77694 SH          Sole               77694
                         ISSUES
SYNOPSYS INC             NASDAQ OTC   871607107        1731      83500 SH          Sole               83500
                         ISSUES
TRIDENT MICROSYSTEMS INC NASDAQ OTC   895919108         726     497500 SH          Sole              497500
                         ISSUES
WESTERN DIGITAL CORP     COMMON       958102105        1160      60000 SH          Sole               60000


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